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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08553

Evergreen International Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 1 of its series, Evergreen Offit Emerging Markets Bond Fund, for the year ended June 30, 2003. This 1 series has a 12/31 fiscal year end.

Date of reporting period: 6/30/2003

Item 1 - Reports to Stockholders.

Evergreen Offit Emerging Markets Bond Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Dear Evergreen Shareholders,

We are pleased to provide the semiannual report for Evergreen Offit Emerging Markets Bond Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC.

Evergreen Offit Emerging Markets Bond Fund
FUND AT A GLANCE
as of June 30, 2003

MANAGEMENT TEAM

Prescott B. Crocker, CFA
Lead Manager

PERFORMANCE AND RETURNS1
Portfolio inception date: 3/8/1994

Class I
Class inception date	3/8/1994

6-month return	14.38%

Average annual return

1 year	19.71%

5 year	5.97%

Since portfolio inception	8.80%

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund's predecessor fund, OFFIT Emerging Markets Bond Fund. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

Evergreen Offit Emerging Markets Bond Fund
FINANCIAL HIGHLIGHT
as of June 30, 2003

	Six Months Ended
	June 30, 2003	Year Ended December 31,
	(unaudited)	2002 # (a)	2001 (a)	2000 (a)	1999 (a)	1998 (a)

CLASS I
Net asset value, beginning of period	$7.16	$8.20	$8.93	$9.31	$8.20	$10.46
Income from investment operations

Net investment income	0.26	0.70	0.96	1.05	1.06	0.99

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.76	(1.06)	(0.70)	(0.38)	1.09	(2.23)

Total from investment operations	1.02	(0.36)	0.26	0.67	2.15	(1.24)

Distributions to shareholders from

Net investment income	(0.24)	(0.63)	(0.99)	(1.05)	(1.02)	(0.97)

Net realized gains	0	0	0	0	0	(0.03)

Tax basis return of capital	0	(0.05)	0	0	(0.02)	(0.02)

Total distributions to shareholders	(0.24)	(0.68)	(0.99)	(1.05)	(1.04)	(1.02)

Net asset value, end of period	$7.94	$7.16	$8.20	$8.93	$9.31	$8.20
Total return	14.38%	(4.29%)	3.00%	7.44%	27.81%	(11.92%)

Ratios and supplemental data

Net assets, end of period (thousands)	$38,505	$44,113	$128,340	$163,782	$173,724	$148,908

Ratios to average net assets
Expenses‡	1.49%†	1.19%	1.14%	1.09%	1.08%	1.10%

Net investment income	6.63%†	9.20%	11.32%	11.42%	12.27%	10.53%

Portfolio turnover rate	42%	223%	49%	113%	74%	77%

# Net investment income per share is based on average shares outstanding during the period.
(a) As of the close of business on November 8, 2002, Evergreen Offit Emerging Markets Bond Fund acquired the net assets of OFFIT Emerging Markets Bond Fund ("OFFIT Fund").
OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002, are those of the Select shares of OFFIT Fund.
‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
† Annualized
See Notes to Financial Statements

Evergreen Offit Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS
June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 1.1%
MATERIALS 1.1%
Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	B-	$380,000	$ 425,600
FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.4%
FINANCIALS 1.4%
Capital Markets 1.4%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010, EUR	BBB-	450,000	540,129
FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.9%
Poland, 5.00%, 10/24/2013, PLN	A	2,800,000	716,581
YANKEE OBLIGATIONS-CORPORATE 11.2%
FINANCIALS 11.2%
Commercial Banks 3.7%
BBVA Bancomer Capital Trust, 10.50%, 02/16/2011	BB+	$1,250,000	1,443,750
Diversified Financial Services 7.5%
Hurricane Financial, 9.625%, 02/12/2010 144A	B+	450,000	488,250
Petronas Capital, Ltd., 7.00%, 05/22/2012	BBB+	1,200,000	1,390,500
Vestel Electronics Finance, Ltd., 11.50%, 05/14/2007 144A	B-	1,000,000	990,000
2,868,750
Total Yankee Obligations-Corporate			4,312,500
YANKEE OBLIGATIONS-GOVERNMENT 83.2%
Brazil:
10.00%, 01/16/2007	B+	1,000,000	1,030,000
Ser. L, 8.00%, 04/15/2014	B+	6,280,191	5,519,032
Bulgaria, 8.25%, 01/15/2015	BB+	1,000,000	1,181,500
Colombia, 10.00%, 01/23/2012	BB	1,500,000	1,683,750
Costa Rica, 8.11%, 02/01/2012	BB	1,000,000	1,075,000
Dominican Republic, 9.04%, 01/23/2013 144A	B+	1,200,000	1,089,000
Malaysia, 7.50%, 07/15/2011	BBB+	1,250,000	1,524,125
Mexico:
7.50%, 01/14/2012	BBB-	800,000	917,000
8.30%, 08/15/2031	BBB-	2,200,000	2,538,800
8.375%, 01/14/2011	BBB-	1,500,000	1,800,750
Panama, 9.375%, 07/23/2012	BB	850,000	981,750
Peru:
9.125%, 01/15/2008	BB-	1,220,000	1,326,750
9.875%, 02/06/2015	BB-	400,000	440,000
Philippines, 9.375%, 01/18/2017	BB	2,000,000	2,200,000
Russia:
Ser. V, 3.00%, 05/14/2008	BB	3,000,000	2,745,000
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2007 †	BB	3,500,000	3,403,750
South Africa, 7.375%, 04/25/2012	BBB	1,000,000	1,150,000
Venezuela:
1.875%, 12/18/2007 FRN	CCC+	857,143	685,714
9.25%, 09/15/2027	CCC+	1,000,000	742,500
Total Yankee Obligations-Government			32,034,421

Evergreen Offit Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS continued
June 30, 2003 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional Money Market Fund (o)	1,294,065	$1,294,065
Total Investments (cost $34,256,369) 102.1%		39,323,296
Other Assets and Liabilities (2.1%)		(818,415)
Net Assets 100.0%		$38,504,881
See Notes to Financial Statements

Evergreen Offit Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS continued
June 30, 2003 (unaudited)

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:

EUR	Euro
FRN	Floating Rate Note
PLN	Polish Zloty

The following table shows the percent of total investments invested by geographic location as of June 30, 2003:

	Market Value	Percentage of Total Investments

Mexico	$6,700,300	17.0%
Brazil	6,549,032	16.7%
Russia	6,148,750	15.6%
Malaysia	2,914,625	7.4%
United States	2,259,794	5.8%
Philippines	2,200,000	5.6%
Peru	1,766,750	4.5%
Colombia	1,683,750	4.3%
Venezuela	1,428,214	3.6%
Bulgaria	1,181,500	3.0%
South Africa	1,150,000	2.9%
Dominican Republic	1,089,000	2.8%
Costa Rica	1,075,000	2.7%
Cayman Island	990,000	2.5%
Panama	981,750	2.5%
Poland	716,581	1.8%
Netherlands	488,250	1.3%
	$39,323,296	100.0%
See Notes to Financial Statements

Evergreen Offit Emerging Markets Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 34,256,369
Net unrealized gains on securities	5,066,927

Market value of securities	39,323,296
Interest receivable	955,018
Receivable for closed forward foreign currency exchange contracts	35,057
Prepaid expenses and other assets	22,469

Total assets	40,335,840

Liabilities
Dividends payable	599,028
Payable for Fund shares redeemed	1,153,591
Payable for closed forward foreign currency exchange contracts	13,383
Unrealized losses on forward foreign currency exchange contracts	46,592
Advisory fee payable	1,000
Due to other related parties	111
Accrued expenses and other liabilities	17,254

Total liabilities	1,830,959

Net assets	$ 38,504,881

Net assets represented by
Paid-in capital	$ 125,066,089
Overdistributed net investment income	(299,993)
Accumulated net realized losses on securities and foreign currency related transactions	(91,303,077)
Net unrealized gains on securities and foreign currency related transactions	5,041,862

Total net assets	$ 38,504,881

Shares outstanding--Class I	4,846,615

Net asset value per share--Class I	$ 7.94

See Notes to Financial Statements

Evergreen Offit Emerging Markets Bond Fund
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $1,415)	$ 1,805,909

Expenses
Advisory fee	197,347
Administrative services fee	21,927
Transfer agent fees	6,215
Trustees' fees and expenses	463
Printing and postage expenses	17,710
Custodian fees	5,804
Registration and filing fees	49,712
Professional fees	22,048
Interest expense	251
Other	5,459

Total expenses	326,936
Less: Expense reductions	(106)

Net expenses	326,830

Net investment income	1,479,079

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	1,905,661
Foreign currency related transactions	18,172

Net realized gains on securities and foreign currency related transactions	1,923,833
Net change in unrealized gains or losses on securities and foreign currency related transactions	2,681,174

Net realized and unrealized gains or losses on securities and foreign currency related transactions	4,605,007

Net increase in net assets resulting from operations	$ 6,084,086

See Notes to Financial Statements

Evergreen Offit Emerging Markets Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 1,479,079		$ 8,965,545
Net realized gains or losses on securities and foreign currency related transactions		1,923,833		(40,799,980)
Net change in unrealized gains or losses on securities and foreign currency related transactions		2,681,174		23,877,077

Net increase (decrease) in net assets resulting from operations		6,084,086		(7,957,358)

Distributions to shareholders from
Net investment income--Class I		(1,275,590)		(8,366,314)
Tax basis return of capital--Class I		0		(620,892)

Total distributions to shareholders		(1,275,590)		(8,987,206)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	1,099,643	8,281,891	1,883,048	15,075,755

Net asset value of shares issued in reinvestment of distributions
Advisor*	0	0	1	4
Class I	49,606	371,054	641,005	4,804,433

		371,054		4,804,437

Payment for shares redeemed
Advisor*	0	0	(13)	(86)
Class I	(2,461,320)	(19,069,702)	(12,019,691)	(87,162,248)

		(19,069,702)		(87,162,334)

Net decrease in net assets resulting from capital share transactions		(10,416,757)		(67,282,142)

Total decrease in net assets		(5,608,261)		(84,226,706)
Net assets
Beginning of period		44,113,142		128,339,848

End of period		$ 38,504,881		$ 44,113,142

Overdistributed net investment income		$ (299,993)		$ (503,482)

* Advisor shares of the Fund's predecessor fund, OFFIT Emerging Markets Bond Fund, were liquidated on August 21, 2002.
See Notes to Financial Statements

Evergreen Offit Emerging Markets Bond Fund
NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Offit Emerging Markets Bond Fund (the "Fund") is a non-diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

Evergreen Offit Emerging Markets Bond Fund
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.80% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $17,707,351 and $28,347,604, respectively, for the six months ended June 30, 2003.

At June 30, 2003, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at June 30, 2003	In Exchange for U.S. $	Unrealized Loss

7/1/2003	250,000 EUR	$287,554	$268,148	$19,406
8/4/2003	500,000 EUR	574,516	547,330	27,186

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $34,256,369. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,175,145 and $108,218, respectively, with a net unrealized appreciation of $5,066,927.

As of December 31, 2002, the Fund had $92,829,381 in capital loss carryovers for federal income tax purposes expiring as follows:
Expiration

2006	2007	2008	2009	2010

$23,411,481	$19,398,259	$3,877,872	$3,547,217	$42,594,552

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002, the Fund incurred and elected to defer post-October losses of $397,529.

Evergreen Offit Emerging Markets Bond Fund
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $106.

7. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended June 30, 2003, the Fund had average borrowings outstanding of $14,343 on an annualized basis at a rate of 1.75% and paid interest of $251.

9. SUBSEQUENT EVENT

As of the close of business on July 11, 2003, the assets and identified liabilities of the Fund were acquired by Evergreen Strategic Income Fund in a tax-free exchange for shares of Evergreen Strategic Income Fund. Class I shareholders of the Fund became shareholders of Class I shares of Evergreen Strategic Income Fund. Upon distribution of shares of Evergreen Strategic Income Fund to shareholders of the Fund, the Fund was liquidated and terminated.

Evergreen Offit Emerging Markets Bond Fund
ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On May 30, 2003, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On February 28, 2003, the record date for the meeting, the Fund had $42,823,645 of net assets outstanding of which $22,939,539 (or 53.57%) of net assets were represented at the meeting.

Proposal 1 - The proposed reorganization of the Fund into Evergreen Strategic Income Fund, a series of Evergreen Fixed Income Trust, a Delaware statutory trust:

Net assets voted For	$22,892,729
Net assets voted Against	46,810
Net assets voted Abstain	0

Proposal 2 - To consider and vote upon such other matters as may properly come before said meeting or adjournment thereof:

Net assets voted For	$22,892,729
Net assets voted Against	46,810
Net assets voted Abstain	0

Evergreen Offit Emerging Markets Bond Fund
TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Evergreen Offit Emerging Markets Bond Fund
TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567312   8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Item 3 - Audit Committee Financial Expert
Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b)	There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.
(b)(1)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.
(b)(2)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 30, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: August 30, 2003